EXPLANATORY NOTE

Pursuant to Rule 497(e), attached for filing are exhibits containing interactive data format risk/return summary information that mirror the risk/return summary information in the Prospectus, dated June 1, 2015, as amended January 22, 2016, for each series of the Permanent Portfolio Family of Funds, Inc. that was filed with the Securities and Exchange Commission on January 22, 2016 (Accession No. 0001193125-16-434807).